OTHER ASSETS	12 Months Ended
Mar. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
OTHER ASSETS
OTHER ASSETS

	2019	2018
Restricted cash	$27.3	$31.8
Prepaid rent to a portfolio investment	27.3	31.7
Advances to a portfolio investment	29.5	38.1
Non-current receivables	132.2	131.8
Investment tax credits	231.9	225.7
Other	31.3	22.9
	$479.5	$482.0

The present value of future minimum lease payment receivables, included in the current and non-current receivables is as follows:

	2019	2018
Gross investment in finance lease contracts	$175.2	$182.0
Less: unearned finance income	66.0	71.3
Less: discounted unguaranteed residual values of leased assets	6.3	6.2
Present value of future minimum lease payment receivables	$102.9	$104.5

Future minimum lease payments from investments in finance lease contracts to be received are as follows:

		2019		2018
		Present value of		Present value of
	Gross	future minimum	Gross	future minimum
	Investment	lease payments	Investment	lease payments
No later than 1 year	$13.4	$11.4	$13.2	$10.7
Later than 1 year and no later than 5 years	48.5	24.6	48.3	23.4
Later than 5 years	113.3	66.9	120.5	70.4
	$175.2	$102.9	$182.0	$104.5